Label	Element	Value
MORGAN STANLEY MORTGAGE SECURITIES TRUST | Morgan Stanley Mortgage Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Morgan Stanley March 30, 2020 Supplement SUPPLEMENT DATED MARCH 30, 2020 TO THE PROSPECTUSES OF Morgan Stanley Mortgage Securities Trust, dated February 28, 2020
Risk/Return [Heading]	rr_RiskReturnHeading	Morgan Stanley Mortgage Securities Trust
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The following is hereby added at the end of the section of each Prospectus entitled "Fund Summary—Principal Risks":

Market and Geopolitical Risk. The value of your investment in the Fund is based on the market prices and values of the Fund's investments, which change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the value and liquidity of the Fund's investments, which may in turn impact the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods).

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this supplement for future reference.